Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Financial instruments and risk management

Group financial statements continued

Notes to the Group accounts continued

16 Financial instruments and risk management

Accounting policy

Derivative financial instruments

Derivative financial instruments are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at subsequent balance sheet dates. Changes in the fair value of derivative financial instruments that are designated and effective as cash flow hedges of forecast transactions are recognised in other comprehensive income until the associated asset or liability is recognised. Amounts taken to other comprehensive income are transferred to the income statement in the period in which the hedged transaction affects profit and loss. Changes in the fair value of derivative financial instruments that are not designated as cash flow hedges are recognised directly in profit and loss.

On adoption of IFRS 9 on 1 January 2018, the Group elected to continue to apply the hedge accounting guidance in IAS 39 Financial Instruments: Recognition and Measurement. Changes in the fair values of hedging instruments that are designated and effective as net investment hedges are matched in other comprehensive income against changes in value of the related net assets. Interest rate derivatives transacted to fix interest rates on floating rate borrowings are accounted for as cash flow hedges and changes in the fair values resulting from changes in market interest rates are recognised in other comprehensive income. Amounts taken to other comprehensive income are transferred to the income statement when the hedged transaction affects profit and loss. Interest rate derivatives transacted to convert fixed rate borrowings into floating rate borrowings are accounted for as fair value hedges and changes in the fair values resulting from changes in market interest rates are recognised in the income statement. Any ineffectiveness on hedging instruments and changes in the fair value of derivative financial instruments that do not qualify for hedge accounting are recognised in the income statement within other finance costs as they arise.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised in other comprehensive income is retained there until the forecast transaction occurs. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in other comprehensive income is transferred to the income statement.

16.1 Foreign exchange risk management

The Group operates in many countries and as a consequence has transactional and translational foreign exchange exposure. It is the Group’s policy for operating units not to hold material unhedged monetary assets or liabilities other than in their functional currencies.

Foreign exchange variations affect trading results in two ways. Firstly, on translation of overseas sales and profits into US Dollars and secondly, transactional exposures arising where some, or all of the costs of sale are incurred in a different currency from the sale. The principal transactional exposures arise as the proportion of costs in US Dollars, Sterling and Swiss Francs exceed the proportion of sales in each of these currencies and correspondingly the proportion of sales in Euros exceeds the proportion of costs in Euros.

The impact of currency movements on the cost of purchases is partly mitigated by the use of forward foreign exchange contracts. The Group uses forward foreign exchange contracts, designated as cash flow hedges, to hedge forecast third-party trading cash flows up to one year. When a commitment is entered into, forward foreign exchange contracts are normally used to increase the hedge to 100% of the exposure. Cash flows relating to cash flow hedges are expected to occur within 12 months of inception and profits and losses on hedges are expected to enter into the determination of profit (within cost of goods sold) within a further 12-month period. The principal currencies hedged by forward foreign exchange contracts are US Dollars, Euros, Sterling and Singapore Dollars. At 31 December 2024, the Group had contracted to exchange within one year the equivalent of $2.4bn (2023: $2.4bn). Based on the Group’s net borrowings as at 31 December 2024, if the US Dollar were to weaken against all currencies by 10%, the Group’s net borrowings would increase by $40m (2023: $37m) principally due to the Euro-denominated term loans.

If the US Dollar were to weaken by 10% against all other currencies, then the fair value of the forward foreign exchange contracts as at 31 December 2024 would have been $48m lower (2023: $67m lower). Similarly, if the Euro were to weaken by 10% against all other currencies, then the fair value of the forward foreign exchange contracts as at 31 December 2024 would have been $36m higher (2023: $38m higher). Movements in the fair value of forward foreign exchange contracts would be recognised in other comprehensive income or in the income statement.

A 10% strengthening of the US Dollar or Euro against all other currencies at 31 December 2024 would have had the equal but opposite effect to the amounts shown above, on the basis that all other variables remain constant.

The Group’s policy is to hedge all actual foreign exchange exposures and the Group’s forward foreign exchange contracts are designated as cash flow hedges. The net impact of transaction-related foreign exchange on the income statement from a movement in exchange rates on the value of forward foreign exchange contracts is not significant. In addition, the movements in the fair value of other financial instruments used for hedging such as currency swaps for which hedge accounting is not applied offset movements in the values of assets and liabilities and are recognised through the income statement. Hedge ineffectiveness is caused by actual cash flows in foreign currencies varying from forecast cash flows.

16.2 Interest rate risk management

The Group is exposed to interest rate risk on cash, borrowings and certain currency and interest rate swaps which are at floating rates. The Group uses interest rate swaps to reduce the overall level of fixed rate debt, within parameters set by the Board. When used in this way, interest rate derivatives are accounted for as fair value hedges. The fair value movement of the derivative is offset in the income statement against the fair value movement in the underlying fixed rate debt. When required the Group uses interest rate derivatives to meet its objective of protecting borrowing costs within parameters set by the Board. These interest rate derivatives are accounted for as cash flow hedges and, as such, changes in fair value resulting from changes in market interest rates are recognised in other comprehensive income and accumulated in the hedging reserve, with the fair value of the interest rate derivatives recorded in the balance sheet.

In 2024, the Group entered into a one year $500m forward fixed to floating interest rate swap starting in March 2025 through to March 2034. This is in addition to the €500m fixed to floating interest rate swap that was issued in 2022.

Based on the Group’s gross borrowings and cash as at 31 December 2024, if interest rates were to increase by 100 basis points in all currencies, then the annual net interest charge would increase by $5m (2023: $5m). A decrease in interest rates by 100 basis points in all currencies would have an equal but opposite effect to the amounts shown above.

The amounts relating to items designated as hedging instruments to manage the foreign exchange and interest rate risk were as follows:

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	amount	amount	fair value	ineffectiveness	from hedging reserve
	amount	assets	liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	million	$ million	$ million	$ million	$ million	$ million	profit or loss
At 31 December 2024
Foreign currency risk
Forward exchange contracts[1]	2,415	46	(16)	38	–	(1)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(1,020)	10	(16)	–	–	–	Fair value hedge
At 31 December 2023
Foreign currency risk
Forward exchange contracts[1]	2,913	27	(28)	(3)	–	(25)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(500)	7	–	–	–	–	Fair value hedge
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet. The nominal amount is in $ million.
2	In 2024, the nominal amount relates to a hedge of the €500 million EUR corporate bond ($520 million translated at closing USD/EUR rate) and a hedge of $500 million out of the $650 million corporate bond. In 2023, the nominal amount relates to a hedge of the €500 million EUR corporate bond. The carrying amount of the interest rate swap in relation to the €500 million corporate bond is presented in Non-current other receivables on the Balance Sheet. The carrying amount of the interest rate swap in relation to the $500 million out of the $650 million corporate bond is presented in Non-current other payables in 2024 .

16.3 Credit risk management

The Group limits exposure to credit risk on counterparties used for financial instruments through a system of internal credit limits. The financial exposure of a counterparty is determined as the total of cash and deposits, plus the risk on derivative instruments, assessed as the fair value of the instrument plus a risk element based on the nominal value and the historic volatility of the market value of the instrument. The Group does not anticipate non-performance of counterparties and believes it is not subject to material concentration of credit risk as the Group operates within a policy of counterparty limits designed to reduce exposure to any single counterparty.

The maximum credit risk exposure on derivatives at 31 December 2024 was $56m (2023: $27m), being the total debit fair values on forward foreign exchange contracts, currency swaps and interest rate swaps. The maximum credit risk exposure on cash and cash equivalents at 31 December 2024 was $619m (2023: $302m). The Group’s exposure to credit risk on cash is mitigated as the amounts are held in a wide number of high credit quality financial institutions. Credit risk on trade receivables is detailed in Note 13.

Group financial statements continued

Notes to the Group accounts continued

16 Financial instruments and risk management continued

16.4 Net investment hedge

Part of the Group’s net investment in its Euro subsidiaries is hedged by €500m ($520m equivalent) of our EUR corporate bond which mitigates the foreign currency risk arising from the subsidiaries’ net assets. The Bond is designated as a hedging instrument for the changes in the value of the net investment that is attributable to changes in the EUR/USD spot rate.

To assess hedge effectiveness, the Group determines the economic relationship between the hedging instrument and the hedged item by comparing changes in the carrying amount of the debt that is attributable to a change in the spot rate with changes in the investment in the foreign operation due to movements in the spot rate (the offset method). The Group’s policy is to hedge the net investment only to the extent of the debt principal. Hedge ineffectiveness occurs if the value of the Euro-denominated corporate bond exceeds the value of the Euro subsidiaries.

16.5 Currency and interest rate profile of interest bearing liabilities and assets

Short-term receivables and payables are excluded from the following disclosures.

Currency and interest rate profile of interest bearing liabilities:

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$ million	$ million	$ million	$ million	%	Years
At 31 December 2024
US Dollar	(2,594)	(310)	(16)	(2,920)	(324)	(2,596)	3.5	4.1
Other	(531)	(144)	–	(675)	(148)	(527)
Total interest bearing liabilities	(3,125)	(454)	(16)	(3,595)	(472)	(3,123)
At 31 December 2023
US Dollar	(2,324)	(329)	–	(2,653)	(628)	(2,025)	2.7	5.1
Other	(561)	(219)	–	(780)	(224)	(556)
Total interest bearing liabilities	(2,885)	(548)	–	(3,433)	(852)	(2,581)

In 2024, the Group also had liabilities due for deferred and contingent acquisition consideration (denominated in US Dollars and Euros) totalling $105m (2023: $36m) on which no interest was payable (see Note 14). There were no other significant interest bearing or non-interest bearing financial liabilities. Euro floating rates are typically based on EURIBOR and US Dollar rates are typically based on Term SOFR. The weighted average interest rate on floating rate borrowings as at 31 December 2024 was 5.1% (2023: 6.0%). The Group has entered into interest rate swap contracts to convert the interest payments on €500m debt from fixed rate to floating rate basis.

Currency and interest rate profile of interest bearing assets:

	Cash and cash	Currency	Interest rate		Floating	Fixed
	equivalents	swaps	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2024
US Dollar	482	146	–	628	628	–
Other	137	307	10	454	454	–
Total interest bearing assets	619	453	10	1,082	1,082	–
At 31 December 2023
US Dollar	98	217	–	315	315	–
Other	204	331	7	542	542	–
Total interest bearing assets	302	548	7	857	857	–

Floating rates on assets are typically based on the short-term deposit rates relevant to the currency concerned.

16.6 Fair value of financial assets and liabilities

Accounting policy

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial assets and liabilities and non-financial assets acquired in a business combination (see Note 21).

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorised into different levels in the fair value hierarchy based on the inputs used in the valuation techniques as follows: Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices); and Level 3: inputs for the asset or liability that are not based on observable data (unobservable inputs).

The Group recognises transfers between the levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

There has been no change in the classification of financial assets and liabilities, the method and assumptions used in determining fair value and the categorisation of financial assets and liabilities within the fair value hierarchy from those disclosed in the Annual Report for the year ended 31 December 2023.

The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. The fair value of forward foreign exchange contracts is calculated by reference to quoted market forward exchange rates for contracts with similar maturity profiles. The fair value of interest rate swaps is determined by reference to quoted market interest rates. The fair value of currency swaps is determined by reference to quoted market spot rates. As a result, foreign forward exchange contracts, interest rate swaps and currency swaps are classified as Level 2 within the fair value hierarchy. The changes in counterparty credit risk had no material effect on the hedge effectiveness for derivatives designated in hedge relationships and other financial instruments recognised at fair value. The fair value of investments is based upon third-party pricing models for share issues. As a result, investments are considered Level 3 in the fair value hierarchy. There were no transfers between Levels 1, 2 and 3 during 2024 and 2023. For cash and cash equivalents, short-term loans and receivables, overdrafts and other short-term liabilities which have a maturity of less than three months, the book values approximate the fair values because of their short-term nature.

Long-term borrowings are measured in the balance sheet at amortised cost. The corporate bonds issued in October 2020, October 2022 and March 2024 are publicly listed and a market price is available. The Group’s other long-term borrowings are not quoted publicly, their fair values are estimated by discounting future contractual cash flows to net present values at the current market interest rates available to the Group for similar financial instruments as at the year end. The fair value of the private placement notes is determined using a discounted cash flow model based on prevailing market rates.

There are no financial assets and liabilities that are subject to master netting or similar arrangements.

Group financial statements continued

Notes to the Group accounts continued

16 Financial instruments and risk management continued

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	Carrying amount								Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	46	–	–	–	–	46	46	–	46
Investments	–	–	–	9	–	9	–	9	9
Interest rate swaps	10	–	–	–	–	10	10	–	10
Currency swaps	–	–	–	1	–	1	1	–	1
	56	–	–	10	–	66
Financial liabilities measured at fair value
Acquisition consideration - contingent	–	–	–	(84)	–	(84)	–	(84)	(84)
Forward foreign exchange contracts	(16)	–	–	–	–	(16)	(16)	–	(16)
Interest rate swaps	(16)	–	–	–	–	(16)	(16)	–	(16)
Currency swaps	–	–	–	(2)	–	(2)	(2)	–	(2)
	(32)	–	–	(86)	–	(118)
Financial assets not measured at fair value
Trade and other receivables	–	1,190	–	–	–	1,190
Cash and cash equivalents	–	619	–	–	–	619
	–	1,809	–	–	–	1,809
Financial liabilities not measured at fair value
Acquisition consideration - deferred	–	(21)	–	–	–	(21)
Bank overdrafts	–	(2)	–	–	–	(2)
Corporate bond not in a hedge relationship	–	(1,492)	–	–	–	(1,492)
Corporate bond in a hedge relationship	–	(1,006)	–	–	–	(1,006)
Private placement debt not in a hedge relationship	–	(625)	–	–	–	(625)
Trade and other payables	–	(1,084)	–	–	–	(1,084)
	–	(4,230)	–	–	–	(4,230)

At 31 December 2024, the book value and market value of the 2020 USD corporate bond were $995m and $836m respectively (2023: $995m and $826m), the book value and market value of the $650m USD 2024 corporate bond maturing in 2034 were $628m and $642m respectively, the book value and market value of the $350m USD 2024 corporate bond maturing in 2027 were $348m and $352m respectively, the book value and market value of the EUR corporate bond were $527m and $547m respectively (2023: $555m and $585m). The book value and fair value of the private placement debt were $625m and $573m respectively (2023: $1,030m and $959m).

During the year ended 31 December 2024, acquisition consideration increased by $69m due to a $67m increase in relation to the CartiHeal acquisition, a $13m increase due to discount unwind, partially offset by $9m of payments for acquisitions made in prior years and remeasurements of $2m. The fair value of contingent consideration is estimated using a discounted cash flow model. The valuation model considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the possible scenarios, which relate to the achievement of established milestones and targets, the amount to be paid under each scenario and the probability of each scenario. As a result, contingent consideration is classified as Level 3 within the fair value hierarchy.

	Carrying amount								Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	25	–	–	–	–	25	25	–	25
Investments	–	–	–	8	–	8	–	8	8
Contingent consideration receivable	–	–	–	18	–	18	–	18	18
Interest rate swaps	7	–	–	–	–	7	7	–	7
Currency swaps	–	–	2	–	–	2	2	–	2
	32	–	2	26	–	60
Financial liabilities measured at fair value
Acquisition consideration - contingent	–	–	–	(32)	–	(32)	–	(32)	(32)
Forward foreign exchange contracts	(25)	–	–	–	–	(25)	(25)	–	(25)
Currency swaps	–	–	(3)	–	–	(3)	(3)	–	(3)
	(25)	–	(3)	(32)	–	(60)
Financial assets not measured at fair value
Trade and other receivables	1,163	–	–	–	–	1,163
Cash and cash equivalents	–	302	–	–	–	302
	1,163	302	–	–	–	1,465
Financial liabilities not measured at fair value
Acquisition consideration - deferred	–	–	–	–	(4)	(4)
Bank overdrafts	–	–	–	–	(2)	(2)
Bank loans	–	–	–	–	(303)	(303)
Corporate bond not in a hedge relationship	–	–	–	–	(995)	(995)
Corporate bond in a hedge relationship	–	–	–	–	(555)	(555)
Private placement debt not in a hedge relationship	–	–	–	–	(1,030)	(1,030)
Trade and other payables	–	–	–	–	(1,026)	(1,026)
	–	–	–	–	(3,915)	(3,915)

Group financial statements continued

Notes to the Group accounts continued

16 Financial instruments and risk management continued

The fair value of investments is based upon third-party pricing models for share issues. As a result, investments are considered Level 3 in the fair value hierarchy.

The movements in 2024 and 2023 for financial instruments measured using Level 3 valuation methods are presented below:

	2024	2023
	$ million	$ million
Investments
At 1 January	8	12
Additions	1	–
Fair value remeasurement	–	(4)
At 31 December	9	8

Contingent consideration receivable
At 1 January	18	18
Transferred to receivables	(18)	–
At 31 December	–	18

Contingent acquisition consideration liability
At 1 January	(32)	(78)
Arising on acquisitions	(49)	–
Payments	6	13
Remeasurements	(9)	33
At 31 December	(84)	(32)